Segment Reporting - Summary of Revenue Attributed to Geographical Locations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	$ 8,812,491	$ 7,220,429	[2]
Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		2,723,060	2,368,301
United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		6,071,806	4,830,467
Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue		17,625	21,661
Operating Segments | Package and Courier
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	650,844	641,449
Operating Segments | Package and Courier | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		650,844	641,449
Operating Segments | Less-Than-Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	4,023,163	2,815,390
Operating Segments | Less-Than-Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		667,506	576,311
Operating Segments | Less-Than-Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		3,355,657	2,239,079
Operating Segments | Truckload
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	2,451,038	2,162,752
Operating Segments | Truckload | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,182,198	912,166
Operating Segments | Truckload | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,268,840	1,250,586
Operating Segments | Logistics
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	1,763,280	1,662,072
Operating Segments | Logistics | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		256,714	269,568
Operating Segments | Logistics | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		1,488,941	1,370,843
Operating Segments | Logistics | Mexico
Disclosure Of Geographical Areas [Line Items]
Total revenue		17,625	21,661
Eliminations
Disclosure Of Geographical Areas [Line Items]
Total revenue	[1]	(75,834)	(61,234)
Eliminations | Canada
Disclosure Of Geographical Areas [Line Items]
Total revenue		(34,202)	(31,193)
Eliminations | United States
Disclosure Of Geographical Areas [Line Items]
Total revenue		$ (41,632)	$ (30,041)

[1]	Includes intersegment revenue and intersegment fuel surcharge
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))